COMMITMENTS AND CONTINGENCIES - Funding Debt Obligations (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Funding Debt Obligations
Less than 1 year	¥ 197,375
1 - 2 years	0
2 - 3 years	0
More than 3 years	0
Total funding debt obligations	197,375
Loan payables to investors of consolidated Trusts
Funding Debt Obligations
Less than 1 year	194,200
1 - 2 years	0
2 - 3 years	0
More than 3 years	0
Total funding debt obligations	194,200
Interest payments
Funding Debt Obligations
Less than 1 year	3,175
1 - 2 years	0
2 - 3 years	0
More than 3 years	0
Total funding debt obligations	¥ 3,175